Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Euroholdings Ltd., referred to herein as “Euroholdings,” was formed by Euroseas Ltd. (or “Euroseas” or “Former Parent”) on March 20, 2024 under the laws of the Republic of the Marshall Islands to serve as the holding company of three subsidiaries (the “Subsidiaries”) contributed by Euroseas to Euroholdings on January 8, 2025 in connection with the spin-off of Euroseas’ vintage vessels (older than twenty-five years) (the “Spin-Off”). Euroseas contributed these Subsidiaries to Euroholdings, in exchange for common shares in Euroholdings, which Euroseas distributed on March 17, 2025 (the “Distribution Date”) to Euroseas’ shareholders of record as of March 7, 2025 (the “Record Date”), on a pro rata basis. Euroseas’ shareholders received one share of common stock of Euroholdings for every two and a half shares of common stock of Euroseas they owned as of the Record Date. On March 18, 2025, the common shares of Euroholdings Ltd. began trading on Nasdaq Capital Market under the symbol “EHLD”.

The Spin-off has been accounted for as a transfer of business among entities under common control. Accordingly, these accompanying consolidated financial statements of the Company have been presented as if the Subsidiaries were consolidated subsidiaries of the Company for all periods presented and using the historical carrying costs of the assets and the liabilities of the Subsidiaries, from their dates of incorporation.

The operations of the Company’s container vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Container Management Company” or “Container Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece. The operations of the Company’s tanker vessel are managed by Latsco Marine Management Inc. (“Latsco” or “Tanker Management Company” or “Tanker Manager”), a company affiliated with the Company’s major shareholder (refer below). Latsco has an office in Greece located at Xenias 4, Kifisia, Greece. Eurobulk and Latsco (collectively the “Managers”) provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note 7).

The Latsis family is the controlling shareholder of Marla Investments Inc. (“Marla”), which, in turn, owns 51.0% of Euroholdings shares as of December 31, 2025.

The Company is a provider of container and tanker seaborne transportation services through ownership and operation of container carrier and tanker ship-owning companies. The accompanying consolidated financial statements include the accounts of Euroholdings and its wholly owned subsidiaries (collectively, the “Company”). Details of the Company’s wholly owned subsidiaries as of December 31, 2025, are set out below:

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Joanna Maritime Ltd., incorporated in the Republic of Liberia on June 10, 2013, owner of the Liberian flag 22,301 DWT / 1,732 TEU container carrier M/V “Joanna”, which was built in 1999 and acquired on July 4, 2013.

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Jonathan John Shipping Ltd., incorporated in the Republic of the Marshall Islands on August 19, 2016, owner of the Panamanian flag 18,581 DWT / 1,439 TEU container carrier M/V “Aegean Express,” which was built in 1997 and acquired on September 29, 2016.

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Diamantis Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 30,360 DWT / 2,008 TEU container carrier M/V “Diamantis P,” which was built in 1998 and acquired on August 2, 2019. The vessel was sold on January 15, 2025 (see Note 4).

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Avatar Marine Inc., incorporated in the Republic of the Marshall Islands on October 20, 2025, owner of the Maltese flag 49,997 DWT product tanker M/V “Hellas Avatar,” which was built in 2015 and acquired on November 18, 2025.

During the years ended December 31, 2023, 2024 and 2025, the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2023	2024	2025
Samudera Shipping Line Limited, Singapore	-	21%	87%
Vintage Shipping & Trading AG	-	-	13%
Zim Integrated Shipping Services Ltd	53%	57%	-
CMA CGM, Marseille	29%	17%	-
Summit Shipping Line Pte. Ltd., Singapore	17%	-	-